Financial instruments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	$ 56,630	$ 92,340
Currencyisk [Member] | Scenario One [Member]
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Currencyisk [Member] | Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	20.00%